SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Payments [abstract]
Schedule of Share issuances

	Note	Number of common shares	Amount
Balance at January 1, 2020		160,291,553	$422,145
Issuance of common shares (i)		23,000,000	69,000
Share issuance costs		-	(3,358)
Exercise of stock options		211,626	1,438
Shares issued on vesting of share units		692,548	3,081
Balance at December 31, 2020		184,195,727	$492,306
Acquisition of Roxgold	6	106,106,224	582,523
Exercise of stock options		68,927	389
Shares issued on vesting of share units		1,146,452	4,468
Convertible debenture conversion		12,000	60
Balance December 31, 2021		291,529,330	$1,079,746

(i) On May 20, 2020, the Company completed a bought deal public equity offering and issued an aggregate of 23,000,000 common shares at a price of $3.00 per share for gross proceeds of $69.0 million, which included the exercise, in full, of the over-allotment option. The Company incurred transaction costs of $3.4 million related to this financing.